Basic and diluted loss per share - Summary of Earnings Per Share (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic And Diluted Earnings Per Share1 [Abstract]
Net Loss	€ (100,875,068)	€ (76,332,557)	€ (42,730,779)
Weighted average number of ordinary shares outstanding	38,391,654	33,585,976	30,411,902
Basic loss per share	€ (2.63)	€ (2.27)	€ (1.4)
Diluted loss per share	€ (2.63)	€ (2.27)	€ (1.4)